Investment in Associate	12 Months Ended
Mar. 31, 2019
Investment in Associate [Abstract]
INVESTMENT IN ASSOCIATE

7.	INVESTMENT IN ASSOCIATE

The following table is a rollforward of the investment Stimunity S.A. as of March 31, 2108 and 2019 (in 000's):

As at April 1, 2017	$-
Initial investment	681
Share of losses	-
As at March 31, 2018	681
Additional investment	688
Share of losses	(162)
As at March 31, 2019	$1,207

Details of the Company's associate as of March 31, 2019 and 2018 are as follows:

Name	Principal Activity	Place of Incorporation and principal place of business	Voting rights held as at March 31, 2019	Voting rights held as at March 31, 2018
Associate: Stimunity S.A.	Biotechnology	Paris, France	36.5%	27.4%

The abovementioned associate is accounted for using the equity method in these consolidated financial statements.

On February 28, 2018, the Company made an initial investment of €0.5 million ($0.7 million) by subscribing to 3,780 new Class A shares of Stimunity SAS ("Stimunity"), a French simplified joint stock company located and operating in Paris, France, for a 27% equity interest. One of the three directors on the Board of Directors is represented by Portage. The management of Stimunity is controlled by the two other founding shareholders of Stimunity. Management has evaluated the Company's investment and concluded that Portage has significant influence and therefore its investment in Stimunity is accounted for using the equity method.

Portage also committed to a second investment in the amount of €1.5 million ($1.9 million) (the "Stimunity Commitment") by subscribing to 4,140 new ordinary shares at a price of €363 per share, upon Stimunity successfully completing agreed milestones (the "Milestones"). On March 25, 2019, the Company made an additional discretionary investment of €0.6million ($0.7 million) by subscribing to 1,945 ordinary shares at a price of €308.55 per share, increasing its ownership to approximately 37%. No milestones were completed as at March 31, 2018. As of March 31, 2019, the Milestones have not been achieved, thus the Company has not made any payments for the Stimunity Commitment.

Under the shareholders agreement, Portage has (i) a preferential subscription right to maintain its equity interest in Stimunity in the event of a capital increase from the issuance of new securities by Stimunity, except for issuances of new securities for stock options under a merger plan or for an acquisition, or (ii) the right to vote against any (a) issuances of additional securities that would call for the Company to waive its preferential subscription right or (b) any dilutive issuance.

The following table illustrates the summarized financial information of the Company's investment in Stimunity S.A (in millions):

	March 31, 2019	March 31, 2018
	Unaudited	Unaudited
Current assets	$1.1	$0.7
Non-current assets	-	-

Current liabilities	0.3	0.1
Equity	0.9	0.6

Company's share of equity -36.5% and 27.4%	$0.3	$0.2

	For the year ended March 31, 2019	For the year ended March 31, 2018
	Unaudited	Unaudited

Revenue	$0.2	$-

Income (loss) from operations	$(0.5)	$-

Net loss	$(0.5)	$-